Federated Hermes Managed Volatility Fund II
Portfolio of Investments
September 30, 2024 (unaudited)
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—35.1%
		Communication Services—1.6%
21,892		AT&T, Inc.	$ 481,624
12,064		Comcast Corp., Class A	503,913
2,705		Electronic Arts, Inc.	388,005
3,000	[1]	Ibotta, Inc.	184,830
10,000	[1]	Integral Ad Science Holding Corp.	108,100
175	[1]	Roku, Inc.	13,066
840		T-Mobile USA, Inc.	173,342
12,012		Verizon Communications, Inc.	539,459
4,703		Walt Disney Co.	452,382
17,533	[1]	Warner Bros. Discovery, Inc.	144,647
		TOTAL	2,989,368
		Consumer Discretionary—2.1%
9,151		ADT, Inc.	66,162
294		Advance Auto Parts, Inc.	11,463
1,103		BorgWarner, Inc.	40,028
3,035	[1]	Carnival Corp.	56,087
1,534		Carter’s, Inc.	99,679
3,820		Columbia Sportswear Co.	317,786
211		Dick’s Sporting Goods, Inc.	44,036
2,281	[1]	DoorDash, Inc.	325,567
1,852	[1]	Etsy, Inc.	102,842
4,585		Ford Motor Co.	48,418
986		Gap (The), Inc.	21,741
1,588		General Motors Co.	71,206
4,196		Gentex Corp.	124,579
310		Hasbro, Inc.	22,419
784		Hilton Worldwide Holdings, Inc.	180,712
1,290		Home Depot, Inc.	522,708
641		Kohl’s Corp.	13,525
14		Lear Corp.	1,528
1,273		Leggett and Platt, Inc.	17,338
90		LKQ Corp.	3,593
1,067		Lowe’s Cos., Inc.	288,997
96		Macy’s, Inc.	1,506
4,633	[1]	Mattel, Inc.	88,259
1,585		McDonald’s Corp.	482,648
2,826	[1]	MGM Resorts International	110,468
20,709		Newell Brands, Inc.	159,045
105	[1]	O’Reilly Automotive, Inc.	120,918
606		PVH Corp.	61,103
6,670	[1]	Rivian Automotive, Inc.	74,838
249		Ross Stores, Inc.	37,477
14,000	[1]	Savers Value Village, Inc.	147,280
820		Tapestry, Inc.	38,524

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
4,578		V.F. Corp.	$ 91,331
1,084		Williams-Sonoma, Inc.	167,933
581		Wynn Resorts Ltd.	55,706
		TOTAL	4,017,450
		Consumer Staples—2.7%
7,971		Altria Group, Inc.	406,840
5,618		Archer-Daniels-Midland Co.	335,619
3,045		Bunge Global S.A.	294,269
3		Coca-Cola Bottling Co.	3,949
2,358		Colgate-Palmolive Co.	244,784
5,042		Conagra Brands, Inc.	163,966
629		General Mills, Inc.	46,452
2,476		Ingredion, Inc.	340,277
2,014		Kimberly-Clark Corp.	286,552
4,870	[1]	Maplebear, Inc.	198,404
2,163		Molson Coors Beverage Co., Class B	124,416
1,247		Mondelez International, Inc.	91,866
2,000	[1]	Oddity Tech Ltd.	80,760
1,187		PepsiCo, Inc.	201,849
1,811		Philip Morris International, Inc.	219,855
3,432	[1]	Pilgrim’s Pride Corp.	158,044
4,097		Procter & Gamble Co.	709,600
1,172		Target Corp.	182,668
144	[1]	The Boston Beer Co., Inc., Class A	41,636
13,558		WalMart, Inc.	1,094,809
		TOTAL	5,226,615
		Energy—2.2%
2,152		Chevron Corp.	316,925
5,466		ConocoPhillips	575,460
6,468		Devon Energy Corp.	253,028
819		Diamondback Energy, Inc.	141,196
4,189		DT Midstream, Inc.	329,507
9,886		Exxon Mobil Corp.	1,158,837
589		Hess Corp.	79,986
9,600		Kinder Morgan, Inc.	212,064
11,203		Marathon Oil Corp.	298,336
1,806		Marathon Petroleum Corp.	294,215
33,941	[1]	Southwestern Energy Co.	241,321
1,618		TechnipFMC PLC	42,440
1,154		Valero Energy Corp.	155,825
2,614		Williams Cos., Inc.	119,329
		TOTAL	4,218,469
		Financials—7.1%
1,860		Affiliated Managers Group	330,708
463		American Express Co.	125,566
5,534		American International Group, Inc.	405,255
697		Ameriprise Financial, Inc.	327,458
8,351		Annaly Capital Management, Inc.	167,605
4,064		Assured Guaranty Ltd.	323,169

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
2,020		Axis Capital Holdings Ltd.	$ 160,812
13,919		Bank of America Corp.	552,306
2,663		Bank of New York Mellon Corp.	191,363
3,901	[1]	Berkshire Hathaway, Inc., Class B	1,795,474
207		BlackRock, Inc.	196,549
7,303	[1]	Brighthouse Financial, Inc.	328,854
616		Charles Schwab Corp.	39,923
3,324		Citigroup, Inc.	208,082
8,577		Citizens Financial Group, Inc.	352,257
320		Comerica, Inc.	19,171
8,553		Corebridge Financial, Inc.	249,406
846		Discover Financial Services	118,685
2,689	[1]	Euronet Worldwide, Inc.	266,829
5,206		Fidelity National Information Services, Inc.	436,003
16		First Citizens Bancshares, Inc., Class A	29,455
2,741	[1]	Fiserv, Inc.	492,421
1,140		Hartford Financial Services Group, Inc.	134,075
21,080		Huntington Bancshares, Inc.	309,876
7,261		JPMorgan Chase & Co.	1,531,054
884		Lincoln National Corp.	27,855
5,000		Marex Group PLC	118,100
5,169		MetLife, Inc.	426,339
4,819		Morgan Stanley	502,333
3,564		Old Republic International Corp.	126,237
50,000	[1]	Oportun Financial Corp.	140,500
3,000	[1]	Oscar Health, Inc.	63,630
843	[1]	PayPal Holdings, Inc.	65,779
932		PNC Financial Services Group, Inc.	172,280
2,720		Prudential Financial, Inc.	329,392
2,140		Regions Financial Corp.	49,926
588		S&P Global, Inc.	303,773
4,286		State Street Corp.	379,182
7,010		Synchrony Financial	349,659
597		The Travelers Cos., Inc.	139,770
2,539		Webster Financial Corp. Waterbury	118,343
14,618		Wells Fargo & Co.	825,771
13,926		Western Union Co.	166,137
578	[1]	WEX, Inc.	121,224
528		Willis Towers Watson PLC	155,512
		TOTAL	13,674,098
		Health Care—5.9%
1,987		Abbott Laboratories	226,538
2,034		AbbVie, Inc.	401,674
45,000	[1]	AbCellera Biologics, Inc.	117,000
1,272		Agilent Technologies, Inc.	188,867
8,000	[1]	Alto Neuroscience, Inc.	91,520
2,000	[1]	Amphastar Pharmaceuticals, Inc.	97,060
1,392		Becton Dickinson & Co.	335,611
4,000	[1]	Bicara Therapeutics, Inc.	101,880

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—continued
218	[1]	Biogen, Inc.	$ 42,257
6,447	[1]	Boston Scientific Corp.	540,259
11,236		Bristol-Myers Squibb Co.	581,351
1,440	[1,2]	Bristol-Myers Squibb Co., Rights	1,008
3,119		Cardinal Health, Inc.	344,712
3,010	[1]	Centene Corp.	226,593
5,000	[1]	Concentra Group Holdings Parent, Inc.	111,800
579		CVS Health Corp.	36,407
1,683		Danaher Corp.	467,908
10,000	[1]	Dynavax Technologies Corp.	111,400
346		Elevance Health, Inc.	179,920
2,120	[1]	Envista Holdings Corp.	41,891
166		GE HealthCare Technologies, Inc.	15,579
6,931		Gilead Sciences, Inc.	581,095
15,320	[1]	Guardian Pharmacy Services, Inc.	257,376
1,128		HCA Healthcare, Inc.	458,453
4,478	[1]	Hologic, Inc.	364,778
794	[1]	Illumina, Inc.	103,545
1,216	[1]	Incyte Genomics, Inc.	80,378
4,000	[1]	Inmode Ltd.	67,800
228	[1]	IQVIA Holdings, Inc.	54,029
492	[1]	Jazz Pharmaceuticals PLC	54,814
7,091		Johnson & Johnson	1,149,167
16,000	[1]	Kyverna Therapeutics, Inc.	78,240
770		McKesson Corp.	380,703
1,558		Medtronic PLC	140,267
8,000	[1]	Mineralys Therapeutics, Inc.	96,880
2,000	[1]	Mirum Pharmaceuticals, Inc.	78,000
356	[1]	Moderna, Inc.	23,791
6,895		Pfizer, Inc.	199,541
403	[1]	Regeneron Pharmaceuticals, Inc.	423,650
30,000	[1]	Sagimet Biosciences, Inc.	83,100
2,400	[1]	Schrodinger, Inc.	44,520
33,775	[1]	Sophia Genitics S.A.	122,772
11		STERIS PLC	2,668
314	[1]	Tenet Healthcare Corp.	52,187
1,521		The Cigna Group	526,935
645		Thermo Fisher Scientific, Inc.	398,978
1,630		UnitedHealth Group, Inc.	953,028
636	[1]	Vertex Pharmaceuticals, Inc.	295,791
48		Zimmer Biomet Holdings, Inc.	5,182
		TOTAL	11,338,903
		Industrials—5.2%
3,416		3M Co.	466,967
923		Allison Transmission Holdings, Inc.	88,673
17,500	[1]	Astroscale Holdings, Inc.	132,576
712		Broadridge Financial Solutions	153,101
16	[1]	Builders Firstsource, Inc.	3,102
174		Carlisle Cos., Inc.	78,256

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
991		Caterpillar, Inc.	$ 387,600
252		Cintas Corp.	51,882
658		Crane NXT Co.	104,148
3,262		CSX Corp.	112,637
898		Cummins, Inc.	290,763
888		Curtiss Wright Corp.	291,877
141		Donaldson Co., Inc.	10,392
515		Eaton Corp. PLC	170,692
769		Emcor Group, Inc.	331,078
7,500	[1]	Exosens SAS	168,718
2,183		Expeditors International Washington, Inc.	286,846
506		FedEx Corp.	138,482
1,907		Ferguson Enterprises, Inc.	378,673
2,615		GE Aerospace	493,137
654	[1]	GE Vernova, Inc.	166,757
516	[1]	Generac Holdings, Inc.	81,982
3,889		Graco, Inc.	340,326
2,644		Honeywell International, Inc.	546,541
2,024		Hunt (J.B.) Transportation Services, Inc.	348,796
2,605		Ingersoll-Rand, Inc.	255,707
718		KBR, Inc.	46,763
1,180		Landstar System, Inc.	222,867
2,316		Leidos Holdings, Inc.	377,508
796		Lockheed Martin Corp.	465,310
125	[1]	Mastec, Inc.	15,388
1,189		MSA Safety, Inc.	210,857
3,500	[1]	NEXTracker, Inc.	131,180
264		Northrop Grumman Corp.	139,410
1,319		Owens Corning, Inc.	232,830
330		Parker-Hannifin Corp.	208,501
420		Pentair PLC	41,072
206		Republic Services, Inc.	41,373
5,920		RTX Corp.	717,267
1,489		Ryder System, Inc.	217,096
15,000	[1]	Timee, Inc.	138,200
1,180		Trane Technologies PLC	458,701
109		United Parcel Service, Inc.	14,861
1,074		Wabtec Corp.	195,221
1,827	[1]	Willscot Holdings Corp.	68,695
383		Xylem, Inc.	51,716
		TOTAL	9,874,525
		Information Technology—3.4%
647		Accenture PLC	228,702
2,471	[1]	Advanced Micro Devices, Inc.	405,442
421		Applied Materials, Inc.	85,063
10,000	[1]	Arteris, Inc.	77,200
28,000	[1]	Cambium Networks Corp.	51,240
20,000	[1]	Cerence, Inc.	63,000
3,661	[1]	Ciena Corp.	225,481

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Information Technology—continued
1,964	[1]	Cirrus Logic, Inc.	$ 243,948
4,236		Cisco Systems, Inc.	225,440
3,219	[1]	DXC Technology Co.	66,794
11,493	[1]	Gauzy Ltd.	101,943
11,586		Gen Digital, Inc.	317,804
241	[1]	Guidewire Software, Inc.	44,089
15,375		Hewlett Packard Enterprise Co.	314,572
1,237		IBM Corp.	273,476
17,459		Intel Corp.	409,588
8,859		Juniper Networks, Inc.	345,324
4,105		Marvell Technology, Inc.	296,053
2,964		Micron Technology, Inc.	307,396
295		Motorola Solutions, Inc.	132,641
2,199		NetApp, Inc.	271,598
4,024	[1]	Nutanix, Inc.	238,422
2,343	[1]	Pure Storage, Inc.	117,712
1,775	[1]	Qorvo, Inc.	183,357
394		Qualcomm, Inc.	67,000
60,000	[1]	Raspberry PI Ltd.	311,434
83		Roper Technologies, Inc.	46,184
1,486		Salesforce, Inc.	406,733
606	[1]	SentinelOne, Inc.	14,496
6,000	[1]	Silvaco Group, Inc.	85,800
30,000	[1]	Telos Corp.	107,700
522		Texas Instruments, Inc.	107,830
4,129	[1]	Twilio, Inc.	269,293
3,171	[1]	UiPath, Inc.	40,589
1,614	[1]	Unity Software, Inc.	36,509
		TOTAL	6,519,853
		Materials—1.6%
854		Ashland, Inc.	74,272
489		Avery Dennison Corp.	107,952
8,271	[1]	Cleveland-Cliffs, Inc.	105,621
3,446		CRH PLC	319,582
1,309		Ecolab, Inc.	334,227
68		Freeport-McMoRan, Inc.	3,394
3,646		International Flavors & Fragrances, Inc.	382,575
14,000	[1]	Ivanhoe Electric, Inc.	118,440
1,816		Linde PLC	865,978
15,000	[1]	Lithium Royalty Corp.	65,991
342		Louisiana-Pacific Corp.	36,751
270		LyondellBasell Industries N.V.	25,893
540		Mosaic Co./The	14,461
200		Newmarket Corp.	110,378
1,193		Nucor Corp.	179,356
1,654		Olin Corp.	79,359
113		Packaging Corp. of America	24,340
111		PPG Industries, Inc.	14,703

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Materials—continued
1,360		Royal Gold, Inc.	$ 190,808
		TOTAL	3,054,081
		Real Estate—1.7%
1,061		Avalonbay Communities, Inc.	238,990
1,609	[1]	CBRE Group, Inc.	200,288
1,236		Digital Realty Trust, Inc.	200,022
462		Equinix, Inc.	410,085
1,400		Host Hotels & Resorts, Inc.	24,640
1,255		Iron Mountain, Inc.	149,132
245		Jones Lang LaSalle, Inc.	66,103
266		Lamar Advertising Co.	35,538
5,198		National Storage Affiliates Trust	250,544
1,132		Public Storage	411,901
1,114		SBA Communications Corp.	268,140
2,451		Simon Property Group, Inc.	414,268
2,605		Welltower, Inc.	333,518
5,305		Weyerhaeuser Co.	179,627
		TOTAL	3,182,796
		Utilities—1.6%
8,975		Clearway Energy, Inc.	255,518
5,174		Clearway Energy, Inc.	158,738
4,624		Duke Energy Corp.	533,147
278		Edison International	24,211
2,943		Entergy Corp.	387,328
6,795		NextEra Energy, Inc.	574,382
3,119		NRG Energy, Inc.	284,141
4,791		Public Service Enterprises Group, Inc.	427,405
9,648		UGI Corp.	241,393
2,874		Xcel Energy, Inc.	187,672
		TOTAL	3,073,935
		TOTAL COMMON STOCKS (IDENTIFIED COST $49,983,315)	67,170,093
		U.S. TREASURIES—17.6%
		Treasury Inflation-Indexed Note—0.0%
$ 13,274		U.S. Treasury Inflation-Protected Notes, 1.000%, 2/15/2046	11,056
		U.S. Treasury Bond—3.5%
150,000		United States Treasury Bond, 1.375%, 11/15/2040	101,716
760,000		United States Treasury Bond, 1.625%, 11/15/2050	446,649
660,000		United States Treasury Bond, 2.375%, 2/15/2042	513,885
20,000		United States Treasury Bond, 2.750%, 11/15/2047	15,568
1,000		United States Treasury Bond, 3.000%, 11/15/2044	834
900,000		United States Treasury Bond, 3.000%, 2/15/2049	728,165
1,100,000		United States Treasury Bond, 3.125%, 5/15/2048	913,333
475,000		United States Treasury Bond, 4.250%, 2/15/2054	484,064
2,720,000		United States Treasury Bond, 4.250%, 8/15/2054	2,777,782
370,000		United States Treasury Bond, 4.500%, 2/15/2044	386,042
310,000		United States Treasury Bond, 4.625%, 5/15/2044	328,606
		TOTAL	6,696,644

Shares, Principal Amount or Contracts		Value
	U.S. TREASURIES—continued
	U.S. Treasury Note—14.1%
$ 330,000	United States Treasury Note, 0.625%, 7/31/2026	$ 312,293
200,000	United States Treasury Note, 0.875%, 11/15/2030	170,243
675,000	United States Treasury Note, 1.250%, 12/31/2026	640,975
300,000	United States Treasury Note, 1.375%, 11/15/2031	256,920
400,000	United States Treasury Note, 1.500%, 1/31/2027	381,242
200,000	United States Treasury Note, 1.625%, 5/15/2031	176,302
900,000	United States Treasury Note, 1.750%, 12/31/2024	893,325
325,000	United States Treasury Note, 1.750%, 3/15/2025	321,224
500,000	United States Treasury Note, 2.125%, 11/30/2024	497,762
50,000	United States Treasury Note, 2.250%, 11/15/2027	48,047
3,800,000	United States Treasury Note, 2.625%, 5/31/2027	3,707,870
500,000	United States Treasury Note, 2.750%, 4/30/2027	489,749
5,700,000	United States Treasury Note, 2.750%, 7/31/2027	5,573,385
40,000	United States Treasury Note, 2.875%, 5/31/2025	39,643
110,000	United States Treasury Note, 3.125%, 8/31/2027	108,635
250,000	United States Treasury Note, 3.625%, 3/31/2028	250,517
1,000,000	United States Treasury Note, 3.750%, 8/31/2031	1,005,401
150,000	United States Treasury Note, 3.875%, 11/30/2027	151,325
340,000	United States Treasury Note, 3.875%, 8/15/2034	342,392
1,500,000	United States Treasury Note, 4.000%, 1/31/2029	1,525,683
835,000	United States Treasury Note, 4.000%, 7/31/2029	850,977
300,000	United States Treasury Note, 4.125%, 7/31/2028	305,834
270,000	United States Treasury Note, 4.125%, 3/31/2031	277,351
450,000	United States Treasury Note, 4.125%, 7/31/2031	462,661
600,000	United States Treasury Note, 4.250%, 2/28/2029	616,696
1,145,000	United States Treasury Note, 4.375%, 7/31/2026	1,158,938
1,600,000	United States Treasury Note, 4.375%, 11/30/2030	1,664,464
750,000	United States Treasury Note, 4.500%, 5/31/2029	780,083
150,000	United States Treasury Note, 4.625%, 6/30/2025	150,507
750,000	United States Treasury Note, 4.625%, 2/28/2026	758,352
500,000	United States Treasury Note, 4.625%, 4/30/2029	522,226
750,000	United States Treasury Note, 4.875%, 4/30/2026	762,839
1,800,000	United States Treasury Note, 5.000%, 9/30/2025	1,817,368
	TOTAL	27,021,229
	TOTAL U.S. TREASURIES (IDENTIFIED COST $34,689,774)	33,728,929
	CORPORATE BONDS—14.3%
	Basic Industry - Chemicals—0.1%
100,000	Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/1/2044	94,968
100,000	RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	100,236
	TOTAL	195,204
	Basic Industry - Metals & Mining—0.2%
100,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	103,816
70,000	Glencore Funding LLC, 144A, 5.893%, 4/4/2054	73,717
60,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	57,601
30,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	21,213
50,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.375%, 8/15/2034	51,639
	TOTAL	307,986

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Capital Goods - Aerospace & Defense—0.6%
$ 125,000	Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	$ 118,591
45,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	30,798
50,000	Boeing Co., Sr. Unsecd. Note, 144A, 6.528%, 5/1/2034	53,682
60,000	Boeing Co., Sr. Unsecd. Note, 144A, 6.858%, 5/1/2054	65,900
75,000	HEICO Corp., Sr. Unsecd. Note, 5.350%, 8/1/2033	78,009
135,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	131,460
25,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	24,789
135,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	132,939
120,000	Lockheed Martin Corp., Sr. Unsecd. Note, 4.750%, 2/15/2034	123,160
105,000	Northrop Grumman Corp., Sr. Unsecd. Note, 4.700%, 3/15/2033	106,608
95,000	RTX Corp., Sr. Unsecd. Note, 5.150%, 2/27/2033	98,800
125,000	Textron, Inc., Sr. Unsecd. Note, 3.650%, 3/15/2027	123,186
	TOTAL	1,087,922
	Capital Goods - Building Materials—0.1%
20,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	20,000
25,000	Carrier Global Corp., Sr. Unsecd. Note, 5.900%, 3/15/2034	27,303
50,000	Carrier Global Corp., Sr. Unsecd. Note, 6.200%, 3/15/2054	57,807
	TOTAL	105,110
	Capital Goods - Construction Machinery—0.2%
120,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	118,810
145,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.800%, 7/18/2029	137,408
60,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	58,680
	TOTAL	314,898
	Capital Goods - Diversified Manufacturing—0.2%
45,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	44,161
70,000	Honeywell International, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2050	49,866
60,000	Honeywell International, Inc., Sr. Unsecd. Note, 4.500%, 1/15/2034	60,558
20,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	21,056
20,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.700%, 6/15/2054	21,359
115,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	109,624
50,000	Wabtec Corp., Sr. Unsecd. Note, 5.611%, 3/11/2034	52,878
45,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	39,580
	TOTAL	399,082
	Communications - Cable & Satellite—0.4%
25,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 3.850%, 4/1/2061	15,346
100,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 4.800%, 3/1/2050	76,607
275,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	270,756
150,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	149,624
130,000	Comcast Corp., Sr. Unsecd. Note, 5.650%, 6/1/2054	138,933
115,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	99,764
	TOTAL	751,030
	Communications - Media & Entertainment—0.3%
60,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 5.375%, 6/15/2033	61,252
100,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	99,206
75,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.850%, 8/15/2032	72,945
100,000	Meta Platforms, Inc., Sr. Unsecd. Note, 5.550%, 8/15/2064	106,896
90,000	Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	71,989
45,000	Walt Disney Co., Sr. Unsecd. Note, 3.800%, 5/13/2060	35,821
125,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 4.279%, 3/15/2032	111,082

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Communications - Media & Entertainment—continued
$ 125,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2042	$ 102,103
	TOTAL	661,294
	Communications - Telecom Wireless—0.3%
50,000	American Tower Corp., Sr. Unsecd. Note, 2.700%, 4/15/2031	44,660
90,000	American Tower Corp., Sr. Unsecd. Note, 3.100%, 6/15/2050	62,768
150,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.250%, 1/15/2051	106,953
130,000	T-Mobile USA, Inc., Series WI, 3.000%, 2/15/2041	99,900
75,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.150%, 4/15/2034	77,293
90,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.200%, 1/15/2033	93,294
95,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.250%, 5/30/2048	93,722
50,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.750%, 6/28/2054	51,799
	TOTAL	630,389
	Communications - Telecom Wirelines—0.4%
175,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	168,527
253,000	AT&T, Inc., Sr. Unsecd. Note, 3.800%, 12/1/2057	191,714
80,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.500%, 3/15/2042	71,932
100,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2052	86,672
80,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	65,374
150,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	129,346
	TOTAL	713,565
	Consumer Cyclical - Automotive—0.4%
75,000	American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 5.800%, 10/3/2025	76,114
150,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	138,764
200,000	Ford Motor Co., Sr. Unsecd. Note, 6.100%, 8/19/2032	205,075
125,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 4/10/2028	115,951
75,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.750%, 2/8/2031	77,572
100,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.300%, 1/8/2029	102,793
60,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.680%, 6/26/2028	62,261
	TOTAL	778,530
	Consumer Cyclical - Retailers—0.2%
45,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	40,234
90,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	80,552
185,000	AutoNation, Inc., Sr. Unsecd. Note, 3.850%, 3/1/2032	170,717
40,000	AutoZone, Inc., Sr. Unsecd. Note, 3.625%, 4/15/2025	39,734
30,000	AutoZone, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2033	30,038
55,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	52,532
	TOTAL	413,807
	Consumer Cyclical - Services—0.2%
115,000	Amazon.com, Inc., Sr. Unsecd. Note, 2.500%, 6/3/2050	76,069
125,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.875%, 8/22/2037	117,612
15,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	13,657
135,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 3.250%, 2/15/2030	127,357
	TOTAL	334,695
	Consumer Non-Cyclical - Food/Beverage—0.4%
65,000	Campbell Soup Co., Sr. Unsecd. Note, 5.200%, 3/21/2029	67,347
85,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	67,217
40,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.800%, 1/15/2029	40,748
25,000	Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	21,899
125,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	122,924

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$ 95,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	$ 84,141
70,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.750%, 10/21/2051	48,091
115,000	Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	101,586
150,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.700%, 3/15/2034	158,128
	TOTAL	712,081
	Consumer Non-Cyclical - Health Care—0.3%
52,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.794%, 5/20/2050	42,147
27,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	25,250
85,000	CVS Health Corp., Sr. Unsecd. Note, 4.250%, 4/1/2050	68,677
60,000	CVS Health Corp., Sr. Unsecd. Note, 5.250%, 2/21/2033	61,326
50,000	CVS Health Corp., Sr. Unsecd. Note, 6.050%, 6/1/2054	52,201
115,000	Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	76,414
65,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	60,594
80,000	HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	57,688
25,000	HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	25,663
100,000	HCA, Inc., Sr. Unsecd. Note, 6.000%, 4/1/2054	105,734
10,000	Stryker Corp., Sr. Unsecd. Note, 3.500%, 3/15/2026	9,899
	TOTAL	585,593
	Consumer Non-Cyclical - Pharmaceuticals—0.6%
98,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	97,959
150,000	AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/21/2049	134,459
130,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	135,387
135,000	Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	142,112
90,000	AstraZeneca PLC, Sr. Unsecd. Note, 1.375%, 8/6/2030	77,415
100,000	Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	69,186
75,000	Bristol-Myers Squibb Co., Sr. Sub. Secd. Note, 5.550%, 2/22/2054	79,512
70,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 3.700%, 3/15/2052	55,658
40,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.250%, 10/26/2049	35,152
30,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 5.250%, 10/15/2033	31,653
70,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	71,054
70,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.750%, 5/19/2033	71,375
60,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 5.300%, 5/19/2053	62,128
116,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	76,433
140,000	Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	99,003
	TOTAL	1,238,486
	Consumer Non-Cyclical - Supermarkets—0.0%
90,000	Kroger Co., Sr. Unsecd. Note, 5.000%, 9/15/2034	90,786
	Consumer Non-Cyclical - Tobacco—0.1%
85,000	BAT Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	71,844
125,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.100%, 5/1/2030	111,641
25,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	26,878
55,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	61,626
	TOTAL	271,989
	Energy - Independent—0.2%
135,000	Apache Corp., Sr. Unsecd. Note, 5.100%, 9/1/2040	120,125
50,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.750%, 4/18/2054	50,419
65,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2053	69,705
95,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	98,897

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Energy - Independent—continued
$ 95,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	$ 107,156
	TOTAL	446,302
	Energy - Integrated—0.1%
95,000	Chevron Corp., Sr. Unsecd. Note, 3.078%, 5/11/2050	69,618
200,000	Eni SpA, Sr. Unsecd. Note, 144A, 5.500%, 5/15/2034	207,265
	TOTAL	276,883
	Energy - Midstream—0.9%
60,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	60,325
65,000	Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 5.681%, 1/15/2034	67,088
45,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2029	42,177
145,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.900%, 11/15/2049	112,660
75,000	Enbridge, Inc., Sr. Unsecd. Note, 5.950%, 4/5/2054	79,378
25,000	Enbridge, Inc., Sr. Unsecd. Note, 6.700%, 11/15/2053	28,968
15,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 5/15/2034	15,541
70,000	Energy Transfer LP, Sr. Unsecd. Note, 5.750%, 2/15/2033	73,266
115,000	Energy Transfer LP, Sr. Unsecd. Note, Series 10Y, 4.950%, 6/15/2028	116,985
65,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	69,493
130,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 9/1/2032	130,544
40,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	35,338
70,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	70,660
75,000	ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	67,775
20,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	21,543
50,000	ONEOK, Inc., Sr. Unsecd. Note, 6.625%, 9/1/2053	55,519
135,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 5.150%, 6/1/2042	127,694
120,000	Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	107,172
140,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	132,650
115,000	TransCanada PipeLines Ltd., Sr. Secd. Note, 5.100%, 3/15/2049	112,167
125,000	Williams Cos., Inc., Sr. Unsecd. Note, 4.900%, 1/15/2045	115,769
	TOTAL	1,642,712
	Energy - Oil Field Services—0.1%
110,000	Halliburton Co., Sr. Unsecd. Note, 5.000%, 11/15/2045	105,441
	Energy - Refining—0.1%
90,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	80,244
65,000	Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	60,601
	TOTAL	140,845
	Financial Institution - Banking—2.8%
135,000	American Express Co., Sr. Unsecd. Note, 4.990%, 5/1/2026	135,165
115,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	114,425
135,000	Bank of America Corp., Sr. Unsecd. Note, 2.299%, 7/21/2032	116,922
450,000	Bank of America Corp., Sr. Unsecd. Note, 3.419%, 12/20/2028	437,863
50,000	Bank of America Corp., Sr. Unsecd. Note, 5.288%, 4/25/2034	52,002
140,000	Bank of America Corp., Sr. Unsecd. Note, 5.468%, 1/23/2035	147,278
75,000	Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	74,779
50,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	49,767
95,000	Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	84,895
195,000	Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	192,527
165,000	Citigroup, Inc., Sr. Unsecd. Note, 3.668%, 7/24/2028	162,095
35,000	Citigroup, Inc., Sub., 6.174%, 5/25/2034	37,359
135,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	140,479

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 100,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	$ 103,112
125,000	Fifth Third Bancorp, Sr. Unsecd. Note, 6.361%, 10/27/2028	131,695
50,000	FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	49,994
175,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.948%, 10/21/2027	166,852
325,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	278,099
140,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.443%, 8/4/2028	140,218
100,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	90,026
400,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	390,719
90,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.350%, 6/1/2034	94,230
100,000	KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	108,765
75,000	M&T Bank Corp., Sr. Unsecd. Note, 5.053%, 1/27/2034	74,420
20,000	M&T Bank Corp., Sr. Unsecd. Note, 6.082%, 3/13/2032	21,175
60,000	M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	65,736
45,000	Morgan Stanley, Sr. Unsecd. Note, 5.250%, 4/21/2034	46,493
75,000	Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	78,448
15,000	Morgan Stanley, Sr. Unsecd. Note, 5.831%, 4/19/2035	16,118
390,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	383,643
40,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	33,870
55,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.928%, 4/28/2032	46,679
80,000	Northern Trust Corp., Sub., 6.125%, 11/2/2032	88,367
135,000	PNC Financial Services Group, Inc., Sub., 4.626%, 6/6/2033	133,155
105,000	Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	108,809
45,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.122%, 1/26/2034	45,510
50,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.711%, 1/24/2035	52,693
75,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.867%, 6/8/2034	79,761
150,000	US Bancorp, 4.967%, 7/22/2033	149,754
30,000	US Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	32,044
50,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.499%, 1/23/2035	52,434
120,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.707%, 4/22/2028	123,931
100,000	Wells Fargo & Co., Sr. Unsecd. Note, 6.491%, 10/23/2034	111,786
300,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	294,228
	TOTAL	5,338,320
	Financial Institution - Broker/Asset Mgr/Exchange—0.1%
40,000	BlackRock, Inc., Sr. Unsecd. Note, 4.750%, 5/25/2033	41,176
100,000	Jefferies Group LLC, Sr. Unsecd. Note, 2.750%, 10/15/2032	85,374
100,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	102,372
	TOTAL	228,922
	Financial Institution - Finance Companies—0.3%
150,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.300%, 1/19/2034	153,660
50,000	Air Lease Corp., Sr. Unsecd. Note, 5.300%, 2/1/2028	51,380
110,000	Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	114,743
70,000	Ally Financial, Inc., Sr. Unsecd. Note, 6.848%, 1/3/2030	73,944
80,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 6.200%, 4/14/2034	85,676
	TOTAL	479,403
	Financial Institution - Insurance - Health—0.1%
115,000	Elevance Health, Inc., Sr. Unsecd. Note, 4.750%, 2/15/2033	116,360
180,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.050%, 5/15/2041	142,185
	TOTAL	258,545

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Life—0.4%
$ 45,000	Corebridge Financial, Inc., Sr. Unsecd. Note, 5.750%, 1/15/2034	$ 47,462
90,000	CoreBridge Global Funding, Sr. Secd. Note, 144A, 5.900%, 9/19/2028	94,734
35,000	Lincoln National Corp., Sr. Unsecd. Note, 3.400%, 1/15/2031	32,428
110,000	Lincoln National Corp., Sr. Unsecd. Note, 3.625%, 12/12/2026	108,604
100,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	89,192
50,000	Pacific Life Global Funding II, Sr. Secd. Note, 144A, 4.900%, 1/11/2029	51,271
70,000	Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	57,661
125,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 2.125%, 6/15/2030	110,518
100,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 5/15/2044	94,643
	TOTAL	686,513
	Financial Institution - Insurance - P&C—0.4%
110,000	Aon North America, Inc., 5.750%, 3/1/2054	116,622
100,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 1.375%, 9/15/2030	85,782
30,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/3/2026	29,659
150,000	CNA Financial Corp., Sr. Unsecd. Note, 5.500%, 6/15/2033	158,128
200,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	269,332
60,000	The Travelers Cos., Inc., Sr. Unsecd. Note, 5.450%, 5/25/2053	64,209
	TOTAL	723,732
	Financial Institution - REIT - Apartment—0.3%
135,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	132,478
90,000	Camden Property Trust, Sr. Unsecd. Note, 4.900%, 1/15/2034	90,619
135,000	Mid-America Apartment Communities LP, 4.000%, 11/15/2025	134,334
70,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 5.300%, 2/15/2032	72,866
135,000	UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	131,126
	TOTAL	561,423
	Financial Institution - REIT - Healthcare—0.2%
100,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	83,775
125,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	123,099
75,000	Welltower, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2031	67,736
100,000	Welltower, Inc., Sr. Unsecd. Note, 4.250%, 4/1/2026	99,891
	TOTAL	374,501
	Financial Institution - REIT - Office—0.1%
155,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	124,605
100,000	Boston Properties LP, Sr. Unsecd. Note, 3.650%, 2/1/2026	98,547
40,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	32,464
	TOTAL	255,616
	Financial Institution - REIT - Other—0.1%
65,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.700%, 7/1/2034	67,145
85,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	82,615
	TOTAL	149,760
	Financial Institution - REIT - Retail—0.1%
90,000	Kimco Realty Corp., Sr. Unsecd. Note, 6.400%, 3/1/2034	100,256
160,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	159,032
	TOTAL	259,288
	Technology—1.3%
115,000	Alphabet, Inc., Sr. Unsecd. Note, 2.050%, 8/15/2050	71,707
215,000	Apple, Inc., Sr. Unsecd. Note, 2.375%, 2/8/2041	161,464
65,000	Apple, Inc., Sr. Unsecd. Note, 2.400%, 8/20/2050	43,076
80,000	Apple, Inc., Sr. Unsecd. Note, 4.000%, 5/10/2028	80,894

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 137,000		Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	$ 136,684
20,000		Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	19,757
65,000		Broadcom, Inc., Sr. Unsecd. Note, 5.050%, 7/12/2029	66,981
5,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	4,240
50,000		CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	48,150
45,000		CDW LLC / CDW Finance, Sr. Unsecd. Note, 5.550%, 8/22/2034	46,098
75,000		Cisco Systems, Inc., Sr. Unsecd. Note, 4.800%, 2/26/2027	76,656
45,000		Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	46,256
100,000		Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	99,545
120,000		Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	115,979
110,000		Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	104,920
100,000		Global Payments, Inc., Sr. Unsecd. Note, 4.950%, 8/15/2027	101,682
35,000		Hewlett Packard Enterprise Co., 5.600%, 10/15/2054	34,385
80,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	79,234
100,000		Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	99,946
65,000		Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	66,773
65,000		Microsoft Corp., Sr. Unsecd. Note, 2.525%, 6/1/2050	44,660
200,000		Microsoft Corp., Sr. Unsecd. Note, 3.125%, 11/3/2025	198,167
175,000		Oracle Corp., Sr. Unsecd. Note, 3.600%, 4/1/2050	133,344
150,000		Roper Technologies, Inc., Sr. Unsecd. Note, 4.900%, 10/15/2034	151,109
100,000		Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	107,998
45,000		Uber Technologies, Inc., Sr. Unsecd. Note, 4.300%, 1/15/2030	44,871
140,000		Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	122,477
110,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	109,451
40,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 6/15/2045	40,631
40,000		VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	37,916
35,000		VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	30,073
		TOTAL	2,525,124
		Transportation - Railroads—0.2%
75,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.000%, 4/1/2025	74,358
75,000	[3]	Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 5.200% (180-DAY AVERAGE SOFR +0.000%), 4/15/2054	77,638
135,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.500%, 5/1/2050	105,174
65,000		Union Pacific Corp., Sr. Unsecd. Note, 2.375%, 5/20/2031	58,340
125,000		Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	114,746
		TOTAL	430,256
		Transportation - Services—0.3%
45,000		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 4.600%, 5/1/2028	45,589
50,000		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 4.900%, 5/1/2033	50,995
80,000		FedEx Corp., Sr. Unsecd. Note, 3.250%, 5/15/2041	62,381
80,000		GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	76,098
80,000		GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	68,286
30,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	31,044
105,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	108,779
75,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.850%, 3/1/2027	72,542
75,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.250%, 6/1/2028	77,443
		TOTAL	593,157
		Utility - Electric—1.1%
165,000		Ameren Corp., Sr. Unsecd. Note, 1.750%, 3/15/2028	151,774
70,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	73,899

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$ 100,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	$ 88,850
75,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	80,499
25,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 6.500%, 10/1/2053	28,938
125,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	121,613
125,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	99,381
110,000	Duke Energy Corp., Sr. Unsecd. Note, 5.000%, 8/15/2052	104,249
75,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	73,593
50,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	44,561
100,000	Enel Finance International NV, Co. Guarantee, 144A, 6.000%, 10/7/2039	107,273
190,000	Evergy Metro, Inc., Sr. Unsecd. Note, 4.200%, 3/15/2048	162,728
25,000	Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	20,684
125,000	Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	114,828
120,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	108,075
93,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	90,518
70,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	70,134
235,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.250%, 6/1/2030	210,159
80,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	70,259
10,000	NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	10,304
100,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	97,959
125,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	115,802
100,000	Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	98,748
20,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	20,538
	TOTAL	2,165,366
	Utility - Natural Gas—0.1%
155,000	Sempra Energy, Sr. Unsecd. Note, 3.700%, 4/1/2029	150,390
	TOTAL CORPORATE BONDS (IDENTIFIED COST $27,954,783)	27,384,946
	COLLATERALIZED MORTGAGE OBLIGATIONS—0.6%
	Agency—0.1%
290,000	FREMF Mortgage Trust 2015-K49 REMIC, Class B, 3.849%, 10/25/2048	286,929
	Commercial Mortgage—0.4%
110,000	Bank 2022-BNK40, Class A4, 3.393%, 3/15/2064	101,931
85,000	Bank, Class A4, 3.488%, 11/15/2050	80,387
200,000	Benchmark Mortgage Trust 2020-B19, Class A5, 1.850%, 9/15/2053	167,965
50,000	Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	48,670
200,000	Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	198,027
100,000	JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	94,826
	TOTAL	691,806
	Federal Home Loan Mortgage Corporation—0.1%
218,522	FHLMC REMIC, Series K105, Class A1, 1.536%, 9/25/2029	203,427
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,270,396)	1,182,162
	FOREIGN GOVERNMENTS/AGENCY—0.1%
	Sovereign—0.1%
200,000	Mexico, Government of, 3.750%, 1/11/2028 (IDENTIFIED COST $198,758)	194,719
	MORTGAGE-BACKED SECURITIES—0.0%
	Government National Mortgage Association—0.0%
2,145	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	2,201
1,413	Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	1,462

Shares, Principal Amount or Contracts			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 4,143		Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	$ 4,270
5,283		Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	5,458
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $12,949)	13,391
		ADJUSTABLE RATE MORTGAGE—0.0%
		Federal National Mortgage Association—0.0%
1,462	[3]	Federal National Mortgage Association ARM, 7.594%, 9/1/2037 (IDENTIFIED COST $1,465)	1,504
		PURCHASED PUT OPTIONS—0.1%
800	[1]	SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $45,900,800, Exercise Price $540, Expiration Date 10/18/2024	79,200
800	[1]	SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $45,900,800, Exercise Price $550, Expiration Date 10/4/2024	11,600
1,200	[1]	SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $68,851,200, Exercise Price $540, Expiration Date 10/11/2024	58,200
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $278,648)	149,000
		INVESTMENT COMPANIES—23.3%
61,799		Bank Loan Core Fund	536,412
377,312		Emerging Markets Core Fund	3,331,667
572,346		Federated Hermes High Income Bond Fund II, Class P	3,262,373
1,157		Federated Hermes Short-Intermediate Government Fund, Institutional Shares	11,456
3,674,185		Mortgage Core Fund	31,451,025
665,813		Project and Trade Finance Core Fund	5,899,100
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $44,410,294)	44,492,033
		REPURCHASE AGREEMENT—8.4%
$16,029,000		Interest in $198,000,000 joint repurchase agreement 4.88%, dated 9/30/2024 under which Bank of America, N.A. will repurchase securities provided as collateral for $198,026,840 on 10/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2050 and the market value of those underlying securities was $201,987,377. (IDENTIFIED COST $16,029,000)	16,029,000
		TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $174,829,382)	190,345,777
		OTHER ASSETS AND LIABILITIES - NET—0.5%[4]	1,034,309
		TOTAL NET ASSETS—100%	$191,380,086
At September 30, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
S&P 500 E-Mini Long Futures	250	$72,678,125	December 2024	$1,432,263
United States Treasury Notes 2-Year Long Futures	60	$12,494,531	December 2024	$(16,337)
United States Treasury Notes 5-Year Long Futures	70	$7,691,797	December 2024	$5,767
Short Futures:
United States Treasury Notes 10-Year Short Futures	436	$49,826,625	December 2024	$212,248
United States Treasury Notes 10-Year Ultra Short Futures	2	$236,594	December 2024	$675
United States Treasury Ultra Bond Short Futures	10	$1,330,937	December 2024	$5,412
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$1,640,028
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Transactions with affiliated investment companies, which are funds managed by Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) or an affiliate of the Co-Advisers, during the period ended September 30, 2024, were as follows:
Affiliates	Value as of 12/31/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 9/30/2024	Shares Held as of 9/30/2024	Dividend Income
Bank Loan Core Fund	$15,220	$524,649	$—	$(3,457)	$—	$536,412	61,799	$24,649
Emerging Markets Core Fund	$2,150,161	$974,093	$—	$207,413	$—	$3,331,667	377,312	$149,178
Federated Hermes High Income Bond Fund II, Class P	$2,458,157	$767,009	$—	$37,207	$—	$3,262,373	572,346	$157,009
Federated Hermes Short-Intermediate Government Fund, Institutional Shares	$11,048	$323	$—	$85	$—	$11,456	1,157	$391
Mortgage Core Fund	$26,890,940	$4,018,377	$—	$541,708	$—	$31,451,025	3,674,185	$993,614
Project and Trade Finance Core Fund	$3,897,234	$1,965,358	$—	$36,508	$—	$5,899,100	665,813	$265,322
TOTAL OF AFFILIATED TRANSACTIONS	$35,422,760	$8,249,809	$—	$819,464	$—	$44,492,033	5,352,612	$1,590,163

1	Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Co-Advisers acting through their Valuation Committee.

3
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Co-Advisers.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Co-Advisers.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Co-Advisers, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Co-Advisers’ valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Co-Advisers’ valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Co-Advisers as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Co-Advisers are subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Co-Advisers’ fair value determinations.
The Co-Advisers, acting through their Valuation Committee, are responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Fund, the Co-Advisers and certain of the Co-Advisers’ affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Co-Advisers. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Co-Advisers’ fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Co-Advisers.
The Co-Advisers have also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Co-Advisers have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Co-Advisers. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$62,351,893	$—	$1,008	$62,352,901
International	4,066,264	750,928	—	4,817,192
Debt Securities:
U.S. Treasuries	—	33,728,929	—	33,728,929
Corporate Bonds	—	27,384,946	—	27,384,946
Collateralized Mortgage Obligations	—	1,182,162	—	1,182,162
Foreign Governments/Agency	—	194,719	—	194,719
Mortgage-Backed Securities	—	13,391	—	13,391
Adjustable Rate Mortgages	—	1,504	—	1,504
Purchased Put Options	149,000	—	—	149,000
Repurchase Agreement	—	16,029,000	—	16,029,000
Investment Companies	38,592,933	—	—	38,592,933
Other Investments[1]	—	—	—	5,899,100
TOTAL SECURITIES	$105,160,090	$79,285,579	$1,008	$190,345,777
Other Financial Instruments:[2]
Assets	$1,656,365	$—	$—	$1,656,365
Liabilities	(16,337)	—	—	(16,337)
TOTAL OTHER FINANCIAL INSTRUMENTS	$1,640,028	$—	$—	$1,640,028

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $5,899,100 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above. The price of shares redeemed of Project and Trade
Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

2	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
ETF	—Exchange-Traded Fund
FHLMC	—Federal Home Loan Mortgage Corporation
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
SPDR	—Standard & Poor’s Depositary Receipt